LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of detailed information about maturity analysis of operating lease payments [Table Text Block]
	Category I Leases (a)	Category II Leases(b)	Equipment Financing(c)	Total
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Additions	3,109	3,314	-	6,423
Remeasurements	-	2,815	-	2,815
Finance costs	237	1,894	-	2,131
Repayments of principal	(2,446)	(9,065)	(64)	(11,575)
Repayments of finance costs	(210)	(1,894)	-	(2,104)
Transfer to asset held-for-sale (Note 14)	-	(458)	-	(458)
Foreign exchange	-	490	-	490
Balance at December 31, 2022	$5,943	$31,640	$-	$37,583
Additions	2,231	4,540	-	6,771
Remeasurements	-	6,151	-	6,151
Disposals	-	(36)	-	(36)
Finance costs	388	2,217	-	2,605
Repayment of principal	(3,502)	(11,736)	-	(15,238)
Repayments of finance costs	(389)	(2,183)	-	(2,572)
Transfer to asset held-for-sale (Note 14)	-	(82)	-	(82)
Foreign Exchange	-	1,520	-	1,520
Balance at December 31, 2023	$4,671	$32,031	$-	$36,702
Statements of Financial Position Presentation
Current portion of lease liabilities	$2,801	$11,026	$-	$13,827
Non-current portion of lease liabilities	3,142	20,614	-	23,756
Balance at December 31, 2022	$5,943	$31,640	$-	$37,583
Current portion of lease liabilities	$3,144	$14,226	$-	$17,370
Non-current portion of lease liabilities	1,527	17,805	-	19,332
Balance at December 31, 2023	$4,671	$32,031	$-	$36,702

Disclosure of detailed information about lease payments recognized in the profit and loss [Table Text Block]
	Year Ended December 31, 2023	Year Ended December 31, 2022
Expenses relating to variable lease payments not included in the measurement of lease liability	$113,486	$132,101
Expenses relating to short-term leases	29,996	35,913
Expenses relating to low value leases	661	760
	$144,143	$168,774